Revenues and Deferred Revenue	12 Months Ended
Dec. 31, 2020
Disaggregation Of Revenue [Abstract]
Revenues and Deferred Revenue
12.	REVENUES AND DEFERRED REVENUE

For the years ended December 31, 2018, 2019 and 2020, all of the Group’s revenues were generated in the PRC, and the disaggregated revenues by types were as follows:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Degree- or diploma-oriented post-secondary courses	1,814,178	2,021,990	1,904,957
Professional certification preparation and professional skills courses	161,366	155,370	268,118
Subtotal Online educational courses	1,975,544	2,177,360	2,173,075
Commissions	6,374	15,381	19,985
Others	587	8,100	11,286
Total revenues	1,982,505	2,200,841	2,204,346
Less: sales tax and surcharges	(8,520)	(6,939)	(555)
Total net revenues	1,973,985	2,193,902	2,203,791

The movements of the deferred revenue for the years ended December 31, 2019 and 2020 were as follows (1):

	As of December 31,
	2019	2020
	RMB	RMB
Beginning balance (current and noncurrent)	3,286,025	3,228,770
Additions	2,236,638	2,246,023
Deductions	(2,293,893)	(2,450,350)
Ending balance (current and noncurrent)	3,228,770	3,024,443
Deferred revenue, current	1,670,076	1,463,165
Deferred revenue, non-current	1,558,694	1,561,278

(1)	Amounts presented are inclusive of VAT (see VAT in Note 2).

Deferred revenue primarily consists of educational service fees received from customers for which the Group’s revenue recognition criteria have not been met. Deferred revenue balance will be recognized as revenue once the criteria for revenue recognition are met. The current portion of deferred revenue as of January 1, 2019 and January 1, 2020 were substantially all recognized as revenue during the years ended December 31, 2019 and 2020, respectively.

The Group’s remaining performance obligations, representing the amount of the transaction price for which service has not been provided, is substantially included in the deferred revenue account on the consolidated financial statements and the related disclosures. As of December 31, 2020, the deferred revenue balance was RMB3,024,443, of which RMB1,463,165 and RMB1,249,613 will be recognized as revenue over the next 12 and 24 months, respectively, with the remainder of RMB311,665 recognized thereafter.